Description of Organization and Business Operations (Details)			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 22, 2020 USD ($) $ / shares shares	Sep. 23, 2020	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares item shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering				$ 258,750,000
Sale of Private Placement Warrants (in shares) | shares					18,525,000
Proceeds received from private placement				$ 5,587,501
Condition for future business combination number of businesses minimum		1		1
Payments for investment of cash in Trust Account				$ 258,750,000
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold Percentage Ownership				50	50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent				15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Months to complete acquisition Source2 | item				24
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Operating bank accounts				1,800,000	935,000,000,000
Working capital				2,400,000	139,000,000,000
Investment income earned from Trust Account						$ 55,000
Aggregate purchase price				$ 25,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				5,587,500		5,587,500
Price of warrant | $ / shares				$ 1.00		$ 1.00
Proceeds received from private placement				$ 5,600,000	$ 5,600,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares					$ 10.00
Redemption limit percentage without prior consent					100
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less fair value of public warrants (in shares) | shares	25,875,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 258,800,000
Offering costs	3,100,000
Sale of Private Placement Warrants (in shares) | shares					12,937,500
Other offering costs	3,100,000
Payments for investment of cash in Trust Account	$ 258,800,000
Loan proceeds from Sponsor				$ 105,000
Initial Public Offering | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				$ 25,000
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares					$ 10.00
Payments for investment of cash in Trust Account			$ 258,800,000		$ 258,800,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				5,587,500		5,587,500
Price of warrant | $ / shares				$ 1.00	$ 1.00	$ 1.00
Proceeds received from private placement				$ 5,600,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less fair value of public warrants (in shares) | shares	3,375,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					5,587,500